Exhibit 99.02 Schedule 1

Order Number	Q_Status	Street Address	City	State	Zip	Client	Bulk Order Name	Product	Loan Number	Order Date	Completed Date	Beds	Baths	GLA	Lot Size	Year Built	APN	Property Rights	Legal Description	Appraisal Value	Reviewer Value Estimate	Value Differs?	Value Variance	Market Conditions Accurate?	Market Conditions Comments	Neighborhood Description Accurate?	Neighborhood Comments	Sale History Accurate?	Sale History Comments	Subject Condition Description Accurate?	Subject Condition Comments	Subject Condition Rating Accurate?	Subject Condition Rating Comments	Comps Characteristics Suitable?	Comps Characteristics Comments	Comps Location Suitable?	Comps Location Comments	Comps Adjustments Appropriate?	Comps Adjustments Comments	Photos Acceptable?	Photos Comments	Value Opinion Supported?	Value Opinion Comments	Land Use Highest And Best?	Land Use Highest And Best Comments	AllRequiredExibitsPresent?	Required Exibits Comments	Reviewer Value Commentary	Additional Statements
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000131955	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market conditions have been located and are assumed to be relevant to the subject market.	Yes	The neighborhood boundaries have been located and assumed to be accurate based on subject market. Any adverse or beneficial location/view features have been noted and bracketed.	Yes	The sales history for the subject as well as its comps have been located and assumed to be accurate.	Yes	Conditions and additional features are located and relevant to the photos provided. The appraiser has provided sufficient commentary.	Yes	The subjects quality and condition rating appear accurate based on review of the report, comments, and photos with any necessary damages or updating having been noted properly.	Yes	The comparables chosen are bracketing in common features of value in as much as possible.	Yes	Acceptable radius parameters have been used with respect to build, condition, location, and feature.	Yes	Adjustments appear to be market driven based on paired sales analysis and are supported and appropriate for the purposes of the report.	Yes	The provided photos are acceptable and are reflective of the conditions and/or repairs stated within the report.	Yes	The final value is bracketed on the low end and the high end within the adjusted and unadjusted comp range. The appraiser has noted the methodology used to arrive at the final value. Value is supported and deemed reasonable based on the comps provided within the report as well as any reviewer comps located.	Yes	The subjects current land use is noted as highest and best in regards to location, zoning, and feasibility.	Yes	All photos, maps, and sketches are present	Value is above page 1 comps - bracketed by comp 5 The OA value has been reviewed and the value appears to be within an acceptable range and is reasonable based on the comps provided along with additional comps located within the search reports. Necessary areas of data have been included and explained. Comps are bracketing in common features and offer support for the final value. Reviewer agrees with the value and direction.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000121400	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market trends and data are accurate.	Yes	The neighborhood is accurately described.	Yes	The analysis of the subject's prior sales history and the sales history for the comps provided is complete and accurate.	Yes	The subject has been accurately described including any upgrades.	Yes	The subject's condition and quality ratings are within USPAP guidelines.	Yes	The comparables are suitable with respect to the subject's characteristics.	Yes	The comparables used are located within the subject's market area.	Yes	The value adjustments made for features of comparable properties that differ from the subject are appropriate.	Yes	The photos provided support the subject's condition.	Yes	The appraiser's opinion of market value is supported by the comps and market conditions.	Yes	The highest and best use of the subject, as improved, is the subject’s current use.	Yes	All the required exhibits (photos, sketches, maps) are present.	The subject property is a SFR with XXX bedrooms, XXX bathroom, XXX square feet, built in XXX. No updates in the prior XXX Years. The subject property is a two level traditional single family home. The floor plan is functional and common for most homes of its age and size. Subject property was vacant at the time of inspection with below average maintenance. Subject standard features included: living room with vinyl floor, the functional kitchen with granite countertops, wooden cabinets, working sink, range/oven, dining room next to kitchen, two bedrooms with built-in closet and window, the bathroom feature ceramic tile floor and wainscot. Dual pane window throughout the house. The electrical, gas system and plumbing system were functional and in working condition. No functional obsolescence was noted. No significant deferred maintenance was observed.	Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: 1. Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a field inspection report/BPO product, information and photographs provided by third party sources. 3. If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of the value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. The subject has access to all necessary supporting facilities including schools, shopping, recreation and employment centers.